Investment in Equipment Subject to Operating Leases (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2013 Portfolio
Investment In Equipment Subject To Operating Leases (Textual)
Number Of Portfolios	2
Combined total of assets	$ 17,800,000
Total assets of portfolio 1	11,200,000
Depreciation expenses	61,899
SQN AIF IV, GP LLC [Member]
Investment In Equipment Subject To Operating Leases (Textual)
Number Of Portfolios	2
Combined total of assets	17,800,000
Total assets of portfolio 1	11,200,000
Depreciation expenses	$ 61,899